Commitments and Contingencies (Tables)	12 Months Ended
Mar. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule Of Future Minimum Payments under Operating Lease Agreements	At March 31, 2017, the Company was obligated under operating leases requiring minimum rentals as follows:
Year ending March 31, 2018	$45
Year ending March 31, 2019	$4
Total minimum lease payments	$49

Schedule of Future Rental Income

At March 31, 2017, the minimum future rental income to be received is as follows:

Year ending March 31, 2018	$641
Year ending March 31, 2019	$412
Year ending March 31, 2020	$191
Total minimum future rental income	$1,244